Credit Agreement and Guaranty (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Agreement and Guaranty
Schedule of carrying amount of term loan

	September 30,	December 31,
	2023	2022
Notes payable	$1,950	$2,625
Debt issuance costs	(63)	(209)
Warrant discount	(298)	(990)
Total debt	$1,589	$1,426
Less, current portion	1,589	1,426
Long-term debt, less current portion	$—	$—

	December 31,	December 31,
	2022	2021
Notes payable	$2,625	$20,000
Debt issuance costs	(209)	(550)
Warrant discount	(990)	(2,617)
Total debt	$1,426	$16,833
Less, current portion	1,426	16,833
Long-term debt, less current portion	$—	$—